Restructuring Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
In December 2016, we initiated a reduction in workforce of approximately 30% in connection with our change in corporate strategy. As of December 31, 2017, we had recognized all restructuring charges related to our December 2016 restructuring activities, approximately $6.9 million comprised of $2.4 million recorded as one-time termination benefits, $1.7 million as a benefit under an ongoing benefit plan, $2.0 million of fixed asset impairment charges and $0.9 million of other restructuring related charges including legal fees and contract cancellation fees.
On June 21, 2017, we initiated a reduction in workforce of approximately 50% in connection with our decision to focus on the development and advancing of OvaPrime and OvaTure and to no longer offer the AUGMENT treatment on a commercial basis outside of North America. As of December 31, 2017, we had recognized all restructuring charges related to our June 2017 restructuring activities, approximately $2.3 million comprised of $1.7 million recorded as one-time termination benefits, $0.3 million as a benefit under an ongoing benefit plan, $0.2 million of fixed asset impairment charges and $0.1 million of other restructuring related charges including legal fees.
In January 2018, we initiated a reduction in workforce of approximately 50% in connection with a decision to streamline our operations and reduce our cost structure. In May 2018, we initiated a further reduction in workforce of approximately 50% in connection with our on-going efforts to effectively align Company resources. During the three months ended June 30, 2018, we recognized restructuring charges of $2.9 million, primarily comprised of $0.7 million of one-time termination benefits and $2.2 million of asset impairment charges attributable to our May 2018 restructuring activities. During the six months ended June 30, 2018, we recognized restructuring charges of $3.6 million, primarily comprised of $1.4 million of one-time termination benefits attributable to our January 2018 and May 2018 restructuring activities and $2.2 million of asset impairment charges attributable to our May 2018 restructuring activities. As of June 30, 2018, we have recognized substantially all restructuring charges related to our January 2018 and May 2018 restructuring activities. Our restructuring charges for the three and six months ended June 30, 2018, are included in our condensed consolidated statements of operations and comprehensive loss. For the three months ended June 30, 2017, we recognized restructuring charges of $2.0 million including $1.3 million of one-time termination benefits, $0.3 million of benefits under an ongoing benefit plan, $0.3 million of fixed asset impairment charges and $0.1 million of legal fees. For the six months ended June 30, 2017, we recognized restructuring charges of $3.5 million, including $2.3 million of one-time termination benefits, $0.3 million recorded for benefits under an ongoing benefit plan and $0.3 million of fixed asset impairment charges. Our restructuring charges for the three and six months ended June 30, 2017, are included in our condensed consolidated statements of operations and comprehensive loss.
For the six months ended June 30, 2018, we made cash payments of $1.3 million primarily related to severance benefits and other restructuring costs, primarily related to our January 2018 and May 2018 restructuring activities. For the six months ended June 30, 2017, we made cash payments of $4.1 million primarily related to severance benefits, of which all related to our December 2016 restructuring activities.
As of June 30, 2018, our restructuring accrual was $0.5 million and was recorded in accrued expenses and other current liabilities in our condensed consolidated balance sheet. Since the execution of our restructuring activities, we have incurred a total of $12.8 million of restructuring charges, of which $6.9 million relates to our December 2016 restructuring activities, $2.3 million relates to our June 2017 restructuring activities, $0.7 million relates to our January 2018 restructuring activities and $2.9 million relates to our May 2018 restructuring activities.
The following table outlines our restructuring activities for the six months ended June 30, 2018 (in thousands):

Accrued restructuring balance as of December 31, 2017	$403
Plus:
Severance	1,377
Other	44
Less:
Payments	(1,311)
Accrued restructuring balance as of June 30, 2018	$513

Restructuring
In December 2016, we initiated a reduction in workforce of approximately 30% in connection with our change in corporate strategy. As of December 31, 2017, we have recognized all restructuring charges related to our December 2016 restructuring activities, approximately $6.9 million comprised of $2.4 million recorded as one-time termination benefits, $1.7 million as a benefit under an ongoing benefit plan, $2.0 million of fixed asset impairment charges and $0.9 million of other restructuring related charges including legal fees and contract cancellation fees. We do not anticipate incurring any further expenses related to our December 2016 restructuring activities.
On June 21, 2017, we initiated a reduction in workforce of approximately 50% in connection with our decision to focus on the development and advancing of OvaPrime and OvaTure and to no longer offer AUGMENT on a commercial basis outside of North America.
For the year ended December 31, 2017, we recognized restructuring charges of $4.0 million, including $2.7 million of one-time termination benefits, $0.3 million recorded of benefits under an ongoing benefit plan, $0.6 million of legal and other fees and $0.4 million of fixed asset impairment charges attributable to our December 2016 and June 2017 restructuring activities and January 2018 restructuring announcement. Our restructuring charges for the year ended December 31, 2017, are included in our consolidated statements of operations and comprehensive loss.
As of December 31, 2017, we have incurred all expenses related to our June 2017 restructuring activities and do not anticipate any additional expenses.
For the year ended December 31, 2017, we made cash payments of $6.6 million primarily related to severance benefits and other restructuring costs, of which $4.7 million and $1.9 million relate to our December 2016 and June 2017 restructuring activities, respectively. As of December 31, 2017, our restructuring accrual was $0.4 million and was recorded in accrued expenses and other current liabilities in our consolidated balance sheet. Since the execution of our restructuring activities, we have incurred a total of $9.4 million of restructuring charges, of which $6.9 million relates to our December 2016 restructuring activities and $2.3 million relates to our June 2017 restructuring activities and $0.2 million relates to our January 2018 restructuring announcement.
The following table outlines our restructuring activities for the year ended December 31, 2017 (in thousands):

Accrued restructuring balance as of December 31, 2016	3,406
Plus:
Severance	3,048
Other	500
Less:
Payments:	(6,551)
Accrued restructuring balance as of December 31, 2017	$403

Other restructuring costs consist primarily of professional fees including legal fees and contract termination costs.

In June 2017, the Compensation Committee of the Board of Directors approved cash and stock option retention incentive awards for certain remaining eligible employees who will continue employment with us in order to execute our strategic priorities. Cash awards totaling $0.8 million will be payable to these employees over the subsequent 18 months based on continued employment and services performed during these periods. Stock option awards for 143,000 shares were also granted to these employees and will vest quarterly over two years from the date of grant.